Note 22 - Changes in Equity - Calculation of Earnings Per Share (Details) - BRL (R$) R$ / shares in Units, shares in Millions, R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Income attributable to the equity holders of Ambev		R$ 12,671.0	R$ 11,379.4	R$ 11,780.0
Weighted average number of shares at December 31 (i) (in shares)	[1]	15,736.9	15,733.1	15,727.5
Basic earnings per share - common - R$ (in BRL per share)	[2]	R$ 0.8052	R$ 0.7233	R$ 0.7490
Weighted average numbers of shares (diluted) (in shares)		15,857.4	15,867.6	15,869.0
Diluted earnings per share - common - R$ (in BRL per share)	[2]	R$ 0.7991	R$ 0.7171	R$ 0.7423

[1]	Not including treasury shares.
[2]	Expressed in Brazilian Reais.